Segment Reporting - Information about Operations in Different Segments (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
		Jan. 31, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Non-cash impairment charges			$ 4,000
Restructuring expenses					$ 11,263	$ 40,819
Capital expenditures	[1]			$ 118,811	228,079	102,851
Amazon Pipelay and Construction Vessel [Member]
Segment Reporting Information [Line Items]
Bareboat charter agreement, term		11 years		11 years
Liability Associated with Assets [Member]
Segment Reporting Information [Line Items]
Capital expenditures				$ 8,000	8,000	11,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Gain (loss) on sale of assets				4,000		(3,000)
Non-cash impairment charges					55,000	4,000
Restructuring expenses					11,000	41,000
Capital expenditures	[1],[2]			56,497	$ 2,588	$ 588
Corporate and Other [Member] | Chicago Bridge & Iron Company N.V. [Member]
Segment Reporting Information [Line Items]
Business combination, transaction costs				$ 9,000

[1]	Liabilities associated with assets acquired during 2017, 2016 and 2015 was approximately $8 million as of both December 31, 2017 and 2016 and approximately $11 million as of December 31, 2015.
[2]	Corporate and Other capital expenditures in 2017 include the purchase of the Amazon, a pipelay and construction vessel. Following the purchase, we sold this vessel to an unrelated third party and simultaneously entered into an 11-year bareboat charter agreement. See Note 10, Sale Leaseback.